SHAREHOLDERS' EQUITY (Details) - USD ($)			3 Months Ended	12 Months Ended
	Apr. 07, 2025	Aug. 02, 2024	Jun. 30, 2025	Mar. 31, 2026	Jun. 30, 2026	Mar. 31, 2025	Mar. 31, 2024
SHAREHOLDERS' EQUITY (Details) [Line Items]
Preferred stock, shares authorized				10,000,000	10,000,000	10,000,000
Preferred Ssock, value per share (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued				0	0	0
Preferred stock, shares outstanding				0	0	0
Ordinary shares shares authorized				490,000,000	490,000,000	490,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Aggregate purchase price of shares (in Dollars)			$ 5,387,388	$ 5,387,388
Cancellation of ordinary shares				2,437,288
Ordinary shares, shares issued				1,908,348	1,908,348	1,437,500
Ordinary shares, shares outstanding				1,908,348	1,908,348	1,437,500
Underwriter exercised description	On April 7, 2025, the underwriter exercised the Over-Allotment Option in part to purchase an additional 357,622 Units of the Company. On April 7, 2025, the underwriter notified the Company of its exercise of the remaining portion of the Over-Allotment Option to purchase an additional 392,378 Units of the Company at an offering price of $10.00 per Unit.			On April 7, 2025, the underwriter exercised the Over-Allotment Option in part to purchase an additional 357,622 Units of the Company. On April 9, 2025, the underwriter notified the Company of its exercise of the remaining portion of the Over-Allotment Option to purchase an additional 392,378 Units of the Company at an offering price of $10.00 per Unit. Upon the full exercise of the over-allotment option, all of the 187,500 Founder Shares are no longer subject to forfeiture. As of March 31, 2026, excluding shares subject to redemption, there were 1,908,348 ordinary shares issued and outstanding, including ordinary shares underlying Units that have not been separated as of such date.
Founder Share [Member] | UY Scuti Investments Limited [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Purchase of ordinary shares		1,725,000
Aggregate purchase price of shares (in Dollars)		$ 25,000
Cancellation of ordinary shares		287,500
Repurchase of remaining ordinary shares		1,437,500
Aggregate purchase price of remaining ordinary shares (in Dollars)		$ 25,000
Common Stock [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Aggregate purchase price of shares (in Dollars)			$ 0
Ordinary shares, shares issued						1,437,500	1,437,500
Ordinary shares, shares outstanding						1,437,500	1,437,500
Maximum [Member] | Founder Share [Member] | UY Scuti Investments Limited [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Ordinary shares subject to forfeiture if the over-allotment option is not exercised				187,500		187,500